Document and Entity Information	12 Months Ended
Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Kimber Resources Inc.
Entity Central Index Key	0001294662
Trading Symbol	kbx
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	77,185,086
Document Type	20-F
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY